Fair Value of Financial Instruments (Details) - Schedule of Fair Value of the Forward Purchase Derivative Liability		12 Months Ended
	Dec. 26, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Fair Value Of The Forward Purchase Derivative Liability Abstract
Dividend yield	0.00%	0.00%	0.00%
Equity volatility	125.00%	115.00%	105.00%